Long-Term Debt - Summary of Calculation of Beneficial Conversion Feature (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Debt Instrument [Line Items]
Debt Instrument Convertible Beneficial Conversion Feature | $	$ 9,719
October 29, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 1.33
Debt Conversion, Converted Instrument, Shares Issued | shares	1,125,281
Debt Instrument Convertible Beneficial Conversion Feature | $	$ 1,113
October 29, 2020 [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Fair Value of Preferred stock	$ 2.32
November 12, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 1.33
Debt Conversion, Converted Instrument, Shares Issued | shares	4,456,114
Debt Instrument Convertible Beneficial Conversion Feature | $	$ 4,407
November 12, 2020 [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Fair Value of Preferred stock	$ 2.32
November 16, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 1.33
Debt Conversion, Converted Instrument, Shares Issued | shares	871,378
Debt Instrument Convertible Beneficial Conversion Feature | $	$ 862
November 16, 2020 [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Fair Value of Preferred stock	$ 2.32
November 19, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 1.33
Debt Conversion, Converted Instrument, Shares Issued | shares	2,504,466
Debt Instrument Convertible Beneficial Conversion Feature | $	$ 2,476
November 19, 2020 [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Fair Value of Preferred stock	$ 2.32
December 01, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 1.33
Debt Conversion, Converted Instrument, Shares Issued | shares	120,030
Debt Instrument Convertible Beneficial Conversion Feature | $	$ 119
December 01, 2020 [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Fair Value of Preferred stock	$ 2.32
December 11, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 1.33
Debt Conversion, Converted Instrument, Shares Issued | shares	750,188
Debt Instrument Convertible Beneficial Conversion Feature | $	$ 742
December 11, 2020 [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Fair Value of Preferred stock	$ 2.32